CONDENSED STATEMENTS OF OPERATIONS (Unaudited) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Apr. 30, 2016	Apr. 30, 2015	Apr. 30, 2016	Apr. 30, 2015	Jul. 31, 2015	Jul. 31, 2014
Condensed Statements Of Operations
REVENUES
EXPENSES
General and administrative	139,156	2,000	298,677	6,000	47,284	9,000
TOTAL EXPENSES	139,156	2,000	298,677	6,000	47,284	9,000
OTHER EXPENSE
Gain on write-down of accounts payables					(72,328)
Interest expense	54,178	3,613	69,797	10,820	14,929	14,158
NET OTHER EXPENSES (INCOME)					(57,399)	(14,158)
Amortization of debt discount	109,779		122,359
Loss on revaluation of derivative liability	343,753		343,753
Shares for service	8,000		280,000
Loss (Gain) on debt settlement			(96,819)
Impairment loss on mineral claims			23,500,000	0
Loss on conversion of debt			4,391,200
NET LOSS	$ (654,866)	$ (5,613)	$ (28,908,967)	$ (16,820)	$ 10,115	$ (23,158)
NET LOSS PER COMMON SHARE
Basic and Fully diluted	$ (0.02)	$ (0.02)	$ (1.04)	$ (0.07)
Basic					$ 0.04	$ (0.10)
Fully diluted					$ 0.00
WEIGHTED AVERAGE OUTSTANDING SHARES
Basic	33,128,867	225,525	27,858,492	225,525	225,525	225,525
Fully diluted	85,550,258	115,225,525	85,550,258	115,225,525	116,225,525	116,225,525